Derivative Instruments Derivative Instruments (Derivative Liabilities Offset in the Consolidated Balance Sheet) (Details) - Interest Rate Swap $ in Thousands	Dec. 31, 2015 USD ($)
Not Designated as Hedging Instrument [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	$ 10,872
Derivative Liability	10,872
Derivative Liability, Fair Value of Collateral	17,371
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	17,371
Derivative Liability, Fair Value, Amount Offset Against Collateral	0
Designated as Hedging Instrument [Member]
Offsetting Liabilities [Line Items]
Gross Amounts of Recognized Liabilities	61
Derivative Liability	61
Derivative Liability, Fair Value of Collateral	97
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	97
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 0